GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.40%
24,882	Akzo Nobel NV	$ 2,718,714
265,113	CF Industries Holdings Inc	14,798,608
182,513	Dow Inc	10,505,448
81,616	DuPont de Nemours Inc	5,549,072
396,100	Freeport-McMoRan Inc	12,885,133
56,986	International Flavors & Fragrances Inc	7,620,168
248,005	International Paper Co	13,868,439
7,972	PPG Industries Inc	1,140,076
6,954	Sherwin-Williams Co	1,945,242
		71,030,900
Communications — 4.67%
98,363	AT&T Inc	2,656,785
19,577	Charter Communications Inc Class A(a)	14,243,442
93,018	Cisco Systems Inc	5,062,970
433,063	Comcast Corp Class A	24,221,213
153,131	Fox Corp Class B	5,684,223
389,340	News Corp Class A	9,161,170
51,400	T-Mobile US Inc(a)	6,566,864
21,560	Verizon Communications Inc	1,164,456
39,091	Walt Disney Co(a)	6,613,024
		75,374,147
Consumer, Cyclical — 8.35%
159,600	Aramark	5,244,456
221,391	BJ's Wholesale Club Holdings Inc(a)	12,158,794
298,197	General Motors Co(a)	15,717,964
68,410	Hilton Worldwide Holdings Inc(a)	9,037,645
103,747	Kohl's Corp	4,885,446
139,488	Las Vegas Sands Corp(a)	5,105,261
251,261	Mattel Inc(a)	4,663,404
16,100	O'Reilly Automotive Inc(a)	9,838,066
41,127	PACCAR Inc	3,245,743
168,759	PulteGroup Inc	7,749,413
316,401	Southwest Airlines Co(a)	16,272,503
55,500	Target Corp	12,696,735
73,707	TJX Cos Inc	4,863,188
166,265	Walmart Inc	23,174,016
		134,652,634
Consumer, Non-Cyclical — 21.69%
246,613	AbbVie Inc	26,602,144
61,350	Altria Group Inc	2,792,652
78,336	Anthem Inc	29,203,661
270,884	AstraZeneca PLC Sponsored ADR	16,269,293
49,071	Becton Dickinson and Co(b)	12,062,633
8,029	Biogen Inc(a)	2,272,127
16,754	Bunge Ltd	1,362,435
59,219	Cardinal Health Inc	2,928,972
55,409	Centene Corp(a)	3,452,535
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
35,336	Cigna Corp	$ 7,072,854
77,271	Coca-Cola Co	4,054,409
257,716	Conagra Brands Inc	8,728,841
225,800	Corteva Inc	9,501,664
112,558	CVS Health Corp	9,551,672
27,877	Danaher Corp(b)	8,486,874
40,542	Gilead Sciences Inc	2,831,859
49,730	GlaxoSmithKline PLC	938,429
151,616	Johnson & Johnson	24,485,984
156,281	Keurig Dr Pepper Inc	5,338,559
76,776	Kimberly-Clark Corp	10,168,214
61,411	McKesson Corp	12,244,125
93,029	Medtronic PLC	11,661,185
200,671	Merck & Co Inc	15,072,399
6,757	Mondelez International Inc Class A	393,122
242,107	Nielsen Holdings PLC	4,646,033
11,103	Organon & Co	364,067
57,598	PepsiCo Inc	8,663,315
274,384	Pfizer Inc	11,801,256
93,412	Philip Morris International Inc	8,854,524
82,023	Procter & Gamble Co	11,466,815
28,100	Regeneron Pharmaceuticals Inc(a)	17,005,558
122,417	Sanofi	11,784,314
35,496	Sanofi ADR	1,711,262
18,100	Thermo Fisher Scientific Inc	10,341,073
179,400	Tyson Foods Inc Class A	14,161,836
36,579	United Rentals Inc(a)	12,836,669
8,300	UnitedHealth Group Inc	3,243,142
37,852	Zimmer Biomet Holdings Inc	5,540,019
		349,896,525
Energy — 6.20%
13,826	Chevron Corp	1,402,648
215,621	ConocoPhillips	14,612,635
236,426	Enterprise Products Partners LP	5,116,259
142,631	EOG Resources Inc	11,448,990
248,921	Exxon Mobil Corp	14,641,533
209,009	Halliburton Co	4,518,775
7,479	Hess Corp	584,185
55,363	Occidental Petroleum Corp	1,637,637
498,704	Royal Dutch Shell PLC Class A	11,143,840
27,995	Targa Resources Corp	1,377,634
100,923	TC Energy Corp	4,857,308
297,949	TotalEnergies SE(b)	14,241,303
80,983	TotalEnergies SE Sponsored ADR	3,881,515
149,058	Valero Energy Corp	10,519,023
		99,983,285
Financial — 25.52%
497,363	American International Group Inc	27,300,255
29,777	American Tower Corp REIT	7,903,113

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
115,500	Apollo Global Management Inc	$ 7,113,645
212,328	Assured Guaranty Ltd	9,939,074
249,921	AXA SA	6,926,098
814,589	Bank of America Corp	34,579,303
58,430	Bank of New York Mellon Corp	3,029,011
77,012	Boston Properties Inc REIT	8,344,250
47,114	Capital One Financial Corp	7,631,055
55,715	Charles Schwab Corp	4,058,281
83,437	Chubb Ltd	14,474,651
340,684	Citigroup Inc	23,909,203
69,168	Citizens Financial Group Inc	3,249,513
295,625	Equitable Holdings Inc	8,762,325
142,120	Equity Residential REIT	11,500,350
326,718	Fifth Third Bancorp	13,865,912
46,000	Franklin Resources Inc	1,367,120
224,132	Gaming and Leisure Properties Inc REIT	10,381,794
61,908	Goldman Sachs Group Inc	23,403,081
53,691	Hartford Financial Services Group Inc	3,771,793
482,319	Huntington Bancshares Inc	7,456,652
211,315	JPMorgan Chase & Co	34,590,152
197,096	KeyCorp	4,261,215
227,042	Loews Corp	12,244,375
14,187	Marsh & McLennan Cos Inc	2,148,337
250,168	MetLife Inc	15,442,871
97,764	Morgan Stanley	9,513,415
85,409	PNC Financial Services Group Inc	16,709,417
308,635	Radian Group Inc	7,012,187
46,245	Raymond James Financial Inc	4,267,489
162,735	Rayonier Inc REIT	5,806,385
156,754	State Street Corp	13,280,199
21,100	Vornado Realty Trust REIT	886,411
666,814	Wells Fargo & Co	30,946,838
33,812	Welltower Inc REIT	2,786,109
356,950	Weyerhaeuser Co REIT	12,696,711
		411,558,590
Industrial — 10.13%
9,243	3M Co	1,621,407
35,617	Boeing Co(a)	7,833,603
203,534	CRH PLC	9,605,728
60,638	Eaton Corp PLC	9,053,860
23,819	Flowserve Corp	825,805
60,649	Fortune Brands Home & Security Inc	5,423,234
235,048	General Electric Co	24,216,996
27,719	Honeywell International Inc	5,884,189
176,174	Johnson Controls International PLC	11,993,926
54,498	L3Harris Technologies Inc	12,002,639
39,111	Northrop Grumman Corp	14,085,827
99,047	Raytheon Technologies Corp	8,514,080
30,562	Siemens AG	4,998,429
Shares		Fair Value
Industrial — (continued)
17,975	Snap-on Inc	$ 3,755,876
95,652	Stericycle Inc(a)	6,501,466
16,956	TE Connectivity Ltd	2,326,702
52,465	Union Pacific Corp	10,283,665
98,597	United Parcel Service Inc Class B	17,954,514
194,860	Vontier Corp	6,547,296
		163,429,242
Technology — 8.58%
91,287	Activision Blizzard Inc	7,064,701
62,535	Applied Materials Inc	8,050,131
64,962	Citrix Systems Inc	6,974,970
90,803	Fidelity National Information Services Inc	11,048,909
21,845	Fiserv Inc(a)	2,370,183
140,295	Microsoft Corp	39,551,966
44,944	NXP Semiconductors NV	8,803,181
115,800	Oracle Corp	10,089,654
225,176	QUALCOMM Inc	29,043,201
79,702	Texas Instruments Inc	15,319,521
		138,316,417
Utilities — 6.07%
120,574	Ameren Corp	9,766,494
109,798	American Electric Power Co Inc	8,913,402
78,738	Dominion Energy Inc	5,749,449
27,080	Edison International	1,502,128
21,994	Entergy Corp	2,184,224
258,748	Exelon Corp	12,507,878
56,418	NextEra Energy Inc	4,429,941
358,925	NiSource Inc	8,696,753
322,186	NRG Energy Inc	13,154,854
99,376	Sempra Energy	12,571,064
297,325	Southern Co	18,425,230
		97,901,417
TOTAL COMMON STOCK — 95.61% (Cost $1,169,324,456)		$1,542,143,157
CONVERTIBLE PREFERRED STOCK
Communications — 0.42%
5,936	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	6,712,251
Consumer, Non-Cyclical — 0.55%
57,059	Becton Dickinson and Co 6.00%	3,057,792
3,645	Danaher Corp 5.00%	5,897,794
		8,955,586

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — 0.49%
47,619	NextEra Energy Inc 5.28%	$ 2,428,093
22,760	NiSource Inc 7.75%	2,354,522
61,753	Southern Co 6.75%	3,148,286
		7,930,901
TOTAL CONVERTIBLE PREFERRED STOCK — 1.46% (Cost $20,282,528)		$23,598,738
PREFERRED STOCK
Consumer, Cyclical — 0.51%
36,512	Volkswagen AG	8,138,591
TOTAL PREFERRED STOCK — 0.51% (Cost $6,684,249)		$8,138,591
WARRANTS
Energy — 0.00%(d)
3,155	Occidental Petroleum Corp(a)	23,915
TOTAL WARRANTS — 0.00%(d) (Cost $0)		$23,915
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,300,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	1,300,000
1,429,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.01%(f)	1,429,000
1,696,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.03%(f)	1,696,000
1,570,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	1,570,000
1,695,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	1,695,000
1,561,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	1,561,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.57% (Cost $9,251,000)		$9,251,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.82%
$ 516,187	Undivided interest of 29.58% in a repurchase agreement (principal amount/value $1,745,383 with a maturity value of $1,745,386) with Scotia Capital (USA) Inc, 0.06%, dated 9/30/21 to be repurchased at $516,187 on 10/1/21 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.00%, 1/6/22 - 4/1/51, with a value of $1,780,294.(e)	$ 516,187
5,335,492	Undivided interest of 5.78% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $5,335,492 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(e)	5,335,492
5,335,492	Undivided interest of 7.04% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $5,335,492 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(e)	5,335,492
1,088,917	Undivided interest of 7.56% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $1,088,917 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(e)	1,088,917

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 938,614	Undivided interest of 70.19% in a repurchase agreement (principal amount/value $1,337,250 with a maturity value of $1,337,252) with Credit Agricole Securities (USA) Inc., 0.05%, dated 9/30/21 to be repurchased at $938,614 on 10/1/21 collateralized by Government National Mortgage Association securities, 2.50% - 4.00%, 6/20/44 - 9/20/51, with a value of $1,363,995.(e)	$ 938,614
TOTAL SHORT TERM INVESTMENTS — 0.82% (Cost $13,214,702)		$13,214,702
TOTAL INVESTMENTS — 98.97% (Cost $1,218,756,935)		$1,596,370,103
OTHER ASSETS & LIABILITIES, NET — 1.03%		$16,621,034
TOTAL NET ASSETS — 100.00%		$1,612,991,137
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2021.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	1,485,000	USD	1,764,446	December 15, 2021	$(41,398)
BB	USD	402,625	GBP	291,000	December 15, 2021	10,485
CIT	USD	4,268,049	EUR	3,592,000	December 15, 2021	100,246
CIT	USD	13,104,330	GBP	9,471,700	December 15, 2021	340,637
GS	USD	3,059,824	GBP	2,211,600	December 15, 2021	79,558
HSB	USD	11,200,517	EUR	9,427,600	December 15, 2021	261,659
HSB	USD	1,168,182	GBP	844,300	December 15, 2021	30,436
MS	EUR	463,100	USD	550,255	December 15, 2021	(12,920)
RBS	USD	1,157,018	GBP	836,300	December 15, 2021	30,053
SSB	USD	4,187,554	EUR	3,524,500	December 15, 2021	98,071
SSB	USD	4,003,263	GBP	2,893,700	December 15, 2021	103,826
UBS	GBP	2,754,500	USD	3,811,292	December 15, 2021	(99,435)
UBS	USD	5,353,578	EUR	4,506,000	December 15, 2021	125,261
WES	USD	1,133,291	EUR	953,800	December 15, 2021	26,595
					Net Appreciation	$1,053,074
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,479,786,302	$62,356,855	$—	$1,542,143,157
Convertible Preferred Stock	9,770,042	13,828,696	—	23,598,738
Preferred Stock	—	8,138,591	—	8,138,591
Warrants	—	23,915	—	23,915
Government Money Market Mutual Funds	9,251,000	—	—	9,251,000
Short Term Investments	—	13,214,702	—	13,214,702
Total investments, at fair value:	1,498,807,344	97,562,759	0	1,596,370,103
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,206,827	—	1,206,827
Total Assets	$1,498,807,344	$98,769,586	$0	$1,597,576,930
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(153,753)	—	(153,753)
Total Liabilities	$0	$(153,753)	$0	$(153,753)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

September 30, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $65,554,084 in forward contracts for the reporting period.

September 30, 2021